Related party and employee transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related party	$ 58,630,172	$ 125,374,349
Advances to employees	350,919	50,057
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	8,549,672	8,145,311	$ 9,690,085
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party	45,072,727	125,374,349
Advanced to related party	146,042,251
Proceeds from related party	221,558,534
Shaanxi Zhongmao Economy Development Co., Ltd. [Member] | Acquisitions of Land in Xi''an [Member]
Related Party Transaction [Line Items]
Due from related party		104,410,477
Beijing Ruihao Rongtong Real estate development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party	10,816,284	0
Beijing Starry Sky Cinema Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related party	$ 2,741,161	$ 0